BENEFIT PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement income plan		$ 17.8	$ 15.6	$ 14.6
Employer contribution rate to the 401(k) plan		6.00%
Accumulated benefit obligation	697.5	697.5	710.3
Accrued incentive compensations	90.7	90.7	66.5
Defined benefit plan expected return		7.50%
Difference between actual returns and expected returns rate over five years period	20.00%	20.00%
Prohibited additional investing amounts			The Plan is prohibited from investing additional amounts in Equifax stock once the market value of stock held by each plan exceeds 10% of the total market value of each plan.
Stock held by employee benefits trusts, shares	0.6	0.6	0.6
Defined Benefit Plan, Target Allocation Percentage		25.00%
Percentage Of Emplyees Received Lumb Sum Payament		64.00%
Benefits paid	62.6 [1]	62.6
Percentage Of Service Benefit Increased During Period		9.00%
Defined Benefit Plan, Narrative Description of Basis Used to Determine Overall Expected Long-term Rate-of-Return on Assets Assumption		The market-related value of assets recognizes the difference between actual returns and expected returns over five years.
Pension Settlement Charge	38.7	38.7	0	0
U.S. Retirement Income Plan, or USRIP
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement income plan		0	40.0
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, projected benefit obligation	650.5	650.5	697.4
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, accumulated benefit obligation	642.2	642.2	669.1
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, fair value of plan assets	494.1	494.1	535.8
Pension Plans investment return		11.40%
Number of Equifax common stock shares included in plan assets				0.4
Fair value of Equifax common stock shares included in plan assets				13.7
Defined Benefit Plan, Expected Return On Plan Assets Percentage		7.75%
Canadian Retirement Income Plan, or CRIP
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement income plan		3.7	2.6
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, projected benefit obligation	66.3	66.3	48.7
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, accumulated benefit obligation	55.3	55.3	41.2
Plans with projected benefit obligations and accumulated benefits benefit obligations in excess of plans respective assets, fair value of plan assets	53.9	53.9	47.2
Pension Plans investment return		8.80%
Defined Benefit Plan, Expected Return On Plan Assets Percentage		6.75%
Pre-Medicare Coverage
Defined Benefit Plan Disclosure [Line Items]
Initial annual rate increase in the per capita cost of of covered healthcare benefits		7.00%
Ultimate annual rate decrease in the per capita cost of of covered healthcare benefits		5.00%
Defined Benefit Plan Description Of Direction and Pattern Of Change For Assumed Health Care Cost Trend Rate		An initial 7.0% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2013 for pre-Medicare coverage. The rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2017
Post-Medicare Coverage
Defined Benefit Plan Disclosure [Line Items]
Initial annual rate increase in the per capita cost of of covered healthcare benefits		7.00%
Ultimate annual rate decrease in the per capita cost of of covered healthcare benefits		5.00%
Defined Benefit Plan Description Of Direction and Pattern Of Change For Assumed Health Care Cost Trend Rate		An initial 7.0% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2012 for post-Medicare coverage. The rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2017
Trust for Benefit of Employees
Defined Benefit Plan Disclosure [Line Items]
Stock held by employee benefits trusts, shares	600,000	600,000	600,000
Shares of Equifax stock included in Employee Benefit Trusts at cost	$ 5.9	$ 5.9	$ 5.9

[1]	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.